STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)												1 Months Ended															2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2022	Mar. 25, 2022	Nov. 19, 2021	Nov. 12, 2021	Oct. 26, 2021	Oct. 06, 2021	Jul. 06, 2021	Jun. 03, 2021	May 13, 2021	May 06, 2021	Dec. 04, 2020	Dec. 31, 2021	Oct. 29, 2021	Aug. 30, 2021	Jun. 30, 2021	Jun. 21, 2021	May 21, 2021	May 19, 2021	Apr. 26, 2021	Apr. 15, 2021	Mar. 31, 2021	Feb. 26, 2021	Dec. 31, 2020	Dec. 23, 2020	Oct. 31, 2020	Feb. 29, 2020	Mar. 30, 2022	Mar. 30, 2022	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Jul. 21, 2021	Feb. 25, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized												10,000,000																		10,000,000
Preferred stock, par value												$ 0.00001																		$ 0.00001
Number of shares issued, value																														$ 1,000,000
Number of shares cancelled
Shares redeemed, value																														$ (215)
Common stock, shares authorized												7,450,000,000										7,450,000,000	5,000,000,000							7,450,000,000	5,000,000,000	5,000,000,000			5,000,000,000
Common Stock, par or stated value per share												$ 0.00001											$ 0.00001							$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares, issued												1,023,039,433											974,177,443							1,023,039,433	974,177,443	974,177,443
Common stock, shares, outstanding												1,023,039,433											974,177,443							1,023,039,433	974,177,443	974,177,443
Number of service issued value																														$ 6,228,594
Number of warrants granted																														40,925,000	262,725,000
Proceeds from warrant exercises																														$ 4,000,000
Warrant term												2 years 2 months 8 days											1 year 10 months 17 days	1 year						2 years 2 months 8 days	1 year 10 months 17 days	1 year 10 months 17 days
Warrant exercise price												$ 0.32627											$ 0.23875	$ 1.00						$ 0.32627	$ 0.23875	$ 0.23875
Number of warrant exercise																														20,000,000
Warrants, shares												256,600,000																		256,600,000
Stock-based compensation expense																														$ 10,734,833
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					630,000																									630,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years																									9 years 9 months 25 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price					$ 0.70
Warrant [Member]
Class of Stock [Line Items]
Warrant expenses												$ 1,146,998																		$ 1,146,998
Stock-based compensation expense																														3,765,363	$ 0
Unrecognized stock-based compensation expense												$ 20,682,021																		20,682,021
Warrant [Member] | Convertible Note Agreements [Member]
Class of Stock [Line Items]
Number of warrants granted				1,000,000					1,575,000					375,000		1,500,000		1,425,000						112,500
Warrant term				2 years					2 years					2 years		2 years		2 years						2 years
Warrant exercise price									$ 1.00							$ 1.00		$ 1.00						$ 1.00
Debt instrument, conversion price				$ 0.60					$ 1.00					$ 0.90		$ 1.00		$ 1.00						$ 0.60
Debt discount				$ 197,791					$ 540,815					$ 102,486		$ 548,344		$ 464,127
Warrant [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Number of shares vested												750,000
Share based expenses																														$ 2,337,341
Number of warrants granted						6,000,000						2,500,000					25,000,000
Warrant term						4 years						2 years					5 years													2 years
Fair value of warrants																	$ 19,132,393
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Sep. 30, 2025
Warrant term						The warrants vest as follows: 750,000 per quarter for the quarters ended December 31, 2021, March 31, 2022, June 30, 2022 and September 30, 2022; 1,000,000 upon release of a fully functional cryptocurrency wallet by December 31, 2021, which criteria was satisfied; and 2,000,000 upon the completion of peer-to-peer in the mobile application by March 31, 2022
Warrant expenses												$ 168,615																		$ 168,615
Vested by monthly												150,000
Warrant [Member] | Consulting Agreement One [Member]
Class of Stock [Line Items]
Number of shares vested												500,000
Number of warrants granted																	1,500,000
Warrant term																	2 years
Warrant expenses												$ 112,410																		112,410
Vested by monthly												250,000
Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock	13,200,000																										675,000
Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted																								12,500,000
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from warrant exercises																									$ 4,000,000
Number of warrant exercise																									20,000,000
Service Based Grants [Member]
Class of Stock [Line Items]
Number of service issued value																														19,213,864
Performance Shares [Member]
Class of Stock [Line Items]
Number of service issued value																														1,468,157
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock-based compensation expense																														24,500	$ 0
Services Based Grants [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation expense												$ 416,496																		$ 416,496
2020 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares available for grant																																		20,000,000
Tickeri Inc [Member]
Class of Stock [Line Items]
Number of shares of common stock																															10,000,000
Number of shares issued, value																															$ 468
Common stock, shares authorized																					10,000,000		10,000,000								10,000,000	10,000,000
Common Stock, par or stated value per share																					$ 0.00001		$ 0.00001								$ 0.00001	$ 0.00001
Common stock, shares, issued																					8,500,000		8,500,000								8,500,000	8,500,000
Common stock, shares, outstanding																					8,500,000		8,500,000								8,500,000	8,500,000
Number of service issued value																													$ 468			$ 468
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock																														437,500
Conversion of stock, common stock shares issued												79,390,000
Number of shares issued, value																														$ 4
Number of shares issued																														18,272,540
Shares redeemed, value
Shares issued for acquisition of Tickeri, shares																														9,345,794
Number of service issued value																														$ 183
Common Stock [Member] | Tickeri Inc [Member]
Class of Stock [Line Items]
Number of shares issued																													8,500,000			8,500,000
Number of service issued value																													$ 85			$ 85
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Number of shares issued, value																														999,996
Shares redeemed, value																														(215)
Number of service issued value																														6,228,411
Share based expenses																														$ 6,066,881
Additional Paid-in Capital [Member] | Tickeri Inc [Member]
Class of Stock [Line Items]
Number of service issued value																													$ 383			$ 383
Respective Members [Member]
Class of Stock [Line Items]
Ownership percentage												100.00%																		100.00%
Two Separate Holders [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted											250,000,000
Proceeds from warrant exercises											$ 400,000
Warrant term											2 years
Warrant exercise price											$ 0.20
Shareholders [Member] | Tickeri Inc [Member]
Class of Stock [Line Items]
Contributed value for working capital																										$ 25,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												7,000,000											7,000,000							7,000,000	7,000,000	7,000,000
Preferred stock, par value												$ 0.00001											$ 0.00001							$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, redemption term																														Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred Stock in cash at a price per share of Series A Preferred Stock equal to 100% of the liquidation value.
Preferred stock voting rights																														Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Preferred stock, shares issued												7,000,000											7,000,000							7,000,000	7,000,000	7,000,000
Preferred stock, shares outstanding												7,000,000											7,000,000							7,000,000	7,000,000	7,000,000
Series A Preferred Stock [Member] | Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock																														7,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												570,000	570,000										900,000							570,000	900,000	900,000	900,000
Preferred stock, par value												$ 0.00001											$ 0.00001							$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, redemption term																														Subject to certain conditions set forth in the Series B Certificate of Designation, in the event of a Change of Control (defined in the Series B Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series B Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series B Preferred Stock in cash at a price per share of Series B Preferred Stock equal to 100% of the liquidation value.
Preferred stock voting rights													for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them																	Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Conversion of stock, common stock shares issued																														10,000
Number of shares issued																				2,272		493
Number of shares vested																				528
Share based compensation value granted																														$ 401,900
Conversion of stock, shares converted												7,939
Shares redeemed, value			$ 215
Number of shares redeemed			215
Preferred stock, shares issued												544,759											0							544,759	0	0
Preferred stock, shares outstanding												544,759											0							544,759	0	0
Preferred stock, conversion, description																														Series B Preferred shareholder may convert is 3% of the total number of Series B Preferred shares held by them
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock																												220,640,000
Conversion of stock, shares converted		49,000,000																										22,064
Series B Preferred Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares vested																				1,219
Series B Preferred Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Class of Stock [Line Items]
Number of shares vested																				525
Series B Preferred Stock [Member] | Respective Members [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												7,450,000,000																		7,450,000,000
Number of shares of common stock																														552,029
Ownership percentage												43.50%																		43.50%
Reverse stock split																														one-for-four reverse stock split
Number of shares issued, value																														$ 39,967
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Conversion of stock, common stock shares issued										7,962
Conversion of stock, shares converted							93,500,000
Number of shares cancelled							9,350
Series B Preferred Stock [Member] | Cofounder [Member]
Class of Stock [Line Items]
Ownership percentage												43.50%																		43.50%
Series B Preferred Stock [Member] | Jeffrey Hinshaw [Member]
Class of Stock [Line Items]
Ownership percentage												14.60%																		14.60%
Series B Preferred Stock [Member] | Michele Rivera [Member]
Class of Stock [Line Items]
Ownership percentage												14.60%																		14.60%
Series B Preferred Stock [Member] | Karen Garcia [Member]
Class of Stock [Line Items]
Ownership percentage												14.60%																		14.60%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												150,000											150,000							150,000	150,000	150,000
Preferred stock, par value																							$ 0.00001								$ 0.00001	$ 0.00001
Preferred stock, shares forfeited													150,000
Preferred stock, redemption term																														Subject to certain conditions set forth in the Series C Certificate of Designation, in the event of a Change of Control (defined in the Series C Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series C Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series C Preferred Stock in cash at a price per share of Series C Preferred Stock equal to 100% of the liquidation value
Preferred stock voting rights																														Holders of Series C Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of five thousand (5,000) votes for every share of Series C Preferred Stock held
Conversion of stock, common stock shares issued																														5,000
Preferred stock, shares issued																							0								0	0
Preferred stock, shares outstanding																							0								0	0
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued																														1,318,926
Number of shares cancelled																							25,000,000
Adjustment of shares																					41,156
Number of service issued value																														$ 676,408
Share based expenses																														$ 6,521,095
Common Stock [Member] | Settlement Of Liability [Member]
Class of Stock [Line Items]
Number of shares of common stock															1,000,000
Common Stock [Member] | Tickeri [Member]
Class of Stock [Line Items]
Number of shares of common stock								9,345,794
Number of shares issued, value								$ 10,000,000
Common Stock [Member] | Chile Country Rights [Member]
Class of Stock [Line Items]
Shares issued for acquisition of Tickeri, shares																			437,500
Proceeds from acquisition																			$ 1,000,000
Common Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted										79,625,000
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of shares of common stock																														18,272,540